SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	$ 5,086,672	€ 3,538,289	€ 4,485,440
Securities sold under agreements to repurchase:
Average outstanding during the year		5,120,716	3,877,534
Weighted average interest rate during the year	1.48%	1.48%	2.32%
Weighted average interest rate at year end	3.15%	3.15%	0.83%
Amount outstanding at month end:
January		9,861,416	2,739,742
February		8,549,200	3,339,847
March		8,192,043	3,388,670
April		4,910,773	3,915,039
May		3,992,152	3,626,470
June		4,318,192	2,287,075
July		4,517,778	3,916,264
August		4,279,021	5,386,574
September		4,004,623	5,202,192
October		3,218,453	5,316,094
November		€ 2,701,563	€ 5,047,640